Santo Mining Corp. - Statements of Operations - Unaudited (USD $)	3 Months Ended		40 Months Ended
	Oct. 31, 2012 Scenario, Plan [Member]	Oct. 31, 2011 Scenario, Actual [Member]	Oct. 31, 2012 Scenario, Previously Reported [Member]
OPERATING EXPENSES
Consulting fees	$ 130,870	$ 2,540	$ 241,881
General and administrative	54,551	459	93,969
Amortization expense	162	244	1,502
Transfer agent fees	2,667	600	15,986
Legal and accounting fees	14,261	8,340	130,560
Total operating expenses	202,511	12,183	483,898
Foreign currency transaction loss		(12)	(173)
Interest income			4
Total other expense		(12)	(169)
Net loss	$ (202,511)	$ (12,195)	$ (484,067)
Basic and diluted loss per common share (in Dollars per share)	$ 0.00	$ 0.00
Basic and diluted weighted average number of common shares outstanding (in Shares)	63,967,586	62,962,496